LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following affects the fund's summary prospectus, prospectus and statement of additional information:

The fund's Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund's summary prospectus, prospectus and statement of additional information.